EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The weighted average number of common shares outstanding is as follows for each of the years in the three-year period ended December 31, 2020:

	2020	2019	2018
Basic	59,010,485	58,798,488	58,815,526
Effect of stock options	620,388	190,646	268,649
Diluted	59,630,873	58,989,134	59,084,175

Stock options that were anti-dilutive and excluded from the calculation of weighted average diluted common shares for each of the years in the three-year period ended December 31, 2020 were as follows:

	2020	2019	2018
Anti-dilutive stock options	612,601	505,812	242,918